SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes:
Statutory tax rate (as a percent)		35.00%
Forecast
Income Taxes:
Statutory tax rate (as a percent)	21.00%